Shareholder Report, Holdings (Details)	May 31, 2025
Fidelity Advisor Equity Dividend Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Equity Dividend Income Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Equity Dividend Income Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Equity Dividend Income Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity Dividend Income Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Equity Dividend Income Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Equity Dividend Income Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Equity Dividend Income Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Equity Dividend Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Equity Dividend Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Dividend Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Dividend Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Dividend Income Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Dividend Income Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Dividend Income Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Equity Dividend Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Equity Dividend Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Convertible Securities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Convertible Securities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Convertible Securities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Convertible Securities Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Advisor Convertible Securities Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor Convertible Securities Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Convertible Securities Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class A | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Convertible Securities Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Convertible Securities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Advisor Convertible Securities Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Convertible Securities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Convertible Securities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Convertible Securities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Convertible Securities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Convertible Securities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Convertible Securities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Convertible Securities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Convertible Securities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Convertible Securities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Convertible Securities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Convertible Securities Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Convertible Securities Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Convertible Securities Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Convertible Securities Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Convertible Securities Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Convertible Securities Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Convertible Securities Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Convertible Securities Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Convertible Securities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Convertible Securities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Convertible Securities Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Convertible Securities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Convertible Securities Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Convertible Securities Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Convertible Securities Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Convertible Securities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Convertible Securities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Convertible Securities Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Convertible Securities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Equity Dividend Income Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Equity Dividend Income Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Equity Dividend Income Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity Dividend Income Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Equity Dividend Income Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Equity Dividend Income Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Equity Dividend Income Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Equity Dividend Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Equity Dividend Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Dividend Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Dividend Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Dividend Income Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Dividend Income Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Dividend Income Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Equity Dividend Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Equity Dividend Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Convertible Securities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Convertible Securities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Convertible Securities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Advisor Convertible Securities Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor Convertible Securities Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Convertible Securities Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class Z | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Convertible Securities Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Convertible Securities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Advisor Convertible Securities Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Convertible Securities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Convertible Securities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Convertible Securities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Convertible Securities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Convertible Securities Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Advisor Convertible Securities Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor Convertible Securities Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Convertible Securities Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class C | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Convertible Securities Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Convertible Securities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Advisor Convertible Securities Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Equity Dividend Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Equity Dividend Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Equity Dividend Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Equity Dividend Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Dividend Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Dividend Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Dividend Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Equity Dividend Income Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Equity Dividend Income Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Equity Dividend Income Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity Dividend Income Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Equity Dividend Income Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Equity Dividend Income Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity Dividend Income Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Equity Dividend Income Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Equity Dividend Income Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Equity Dividend Income Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Equity Dividend Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Equity Dividend Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Equity Dividend Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity Dividend Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity Dividend Income Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity Dividend Income Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Equity Dividend Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Equity Dividend Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Equity Dividend Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Equity Dividend Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Equity Dividend Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Dividend Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Dividend Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Dividend Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Dividend Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Equity Dividend Income Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Equity Dividend Income Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Equity Dividend Income Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity Dividend Income Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Equity Dividend Income Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Equity Dividend Income Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Equity Dividend Income Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Equity Dividend Income Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Equity Dividend Income Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Equity Dividend Income Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Equity Dividend Income Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Equity Dividend Income Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Equity Dividend Income Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Dividend Income Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Equity Dividend Income Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Dividend Income Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity Dividend Income Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity Dividend Income Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Equity Dividend Income Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Equity Dividend Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Convertible Securities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Convertible Securities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Convertible Securities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Convertible Securities Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Advisor Convertible Securities Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor Convertible Securities Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Convertible Securities Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class I | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Convertible Securities Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Convertible Securities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Advisor Convertible Securities Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Equity Dividend Income Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Equity Dividend Income Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Equity Dividend Income Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity Dividend Income Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Equity Dividend Income Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Equity Dividend Income Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Equity Dividend Income Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Equity Dividend Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Equity Dividend Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Dividend Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Dividend Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Dividend Income Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Dividend Income Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Dividend Income Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Equity Dividend Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Equity Dividend Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Equity Dividend Income Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Equity Dividend Income Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Equity Dividend Income Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity Dividend Income Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Equity Dividend Income Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Equity Dividend Income Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Equity Dividend Income Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Equity Dividend Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Equity Dividend Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Dividend Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Dividend Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Dividend Income Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Dividend Income Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Dividend Income Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Equity Dividend Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Equity Dividend Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Equity Dividend Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Equity Dividend Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Equity Dividend Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Equity Dividend Income Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Equity Dividend Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Advisor Equity Dividend Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Convertible Securities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Convertible Securities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Convertible Securities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Convertible Securities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Convertible Securities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Convertible Securities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Convertible Securities Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Convertible Securities Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Convertible Securities Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Convertible Securities Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Advisor Convertible Securities Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Advisor Convertible Securities Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Convertible Securities Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Convertible Securities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Convertible Securities Fund - Class M | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Convertible Securities Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Convertible Securities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Convertible Securities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Convertible Securities Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Fidelity Advisor Convertible Securities Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%